SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues generated by geographic location of customers' headquarter
Net revenues	$ 5,993,409	$ 7,613,626	$ 7,468,610
Total long-lived assets	5,561,156	4,296,689
The Americas
Revenues generated by geographic location of customers' headquarter
Net revenues	3,103,775	2,616,145	2,793,651
United States
Revenues generated by geographic location of customers' headquarter
Net revenues	2,776,124	1,485,919	1,963,956
Total long-lived assets	1,405,757	528,538
Brazil
Revenues generated by geographic location of customers' headquarter
Net revenues	190,925	846,387	623,331
Total long-lived assets	374,177	409,211
Mexico
Revenues generated by geographic location of customers' headquarter
Net revenues	42,431	50,884	31,912
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	94,295	232,955	174,452
Asia and other regions
Revenues generated by geographic location of customers' headquarter
Net revenues	1,801,562	3,125,496	2,739,779
PRC
Revenues generated by geographic location of customers' headquarter
Net revenues	1,220,446	2,151,243	1,904,862
Total long-lived assets	2,515,326	2,398,130
Pakistan
Revenues generated by geographic location of customers' headquarter
Net revenues	266,082	78,203	73,531
Japan
Revenues generated by geographic location of customers' headquarter
Net revenues	150,727	597,188	325,344
India
Revenues generated by geographic location of customers' headquarter
Net revenues	50,241	91,020	197,772
U.A.E
Revenues generated by geographic location of customers' headquarter
Net revenues	23,546	22,915	15,974
Taiwan
Revenues generated by geographic location of customers' headquarter
Net revenues	21,155	19,369	67,411
Philippines
Revenues generated by geographic location of customers' headquarter
Net revenues	18,623	40,612	26,578
Thailand
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	620,060	691,467
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	50,742	124,946	128,307
Europe
Revenues generated by geographic location of customers' headquarter
Net revenues	1,088,072	1,871,985	1,935,180
Total long-lived assets	500,229	99,738
Spain
Revenues generated by geographic location of customers' headquarter
Net revenues	221,788	445,321	434,841
Germany
Revenues generated by geographic location of customers' headquarter
Net revenues	198,227	291,385	322,189
United Kingdom
Revenues generated by geographic location of customers' headquarter
Net revenues	185,240	144,994	106,662
Australia
Revenues generated by geographic location of customers' headquarter
Net revenues	115,118	128,247	393,959
South Africa
Revenues generated by geographic location of customers' headquarter
Net revenues	75,467	218,596	118,458
Poland
Revenues generated by geographic location of customers' headquarter
Net revenues	27,975	12,667	26,136
Czech
Revenues generated by geographic location of customers' headquarter
Net revenues	23,670	62,079	79,414
Romania
Revenues generated by geographic location of customers' headquarter
Net revenues	23,540	24,491	31,804
Netherlands
Revenues generated by geographic location of customers' headquarter
Net revenues	21,607	81,820	136,375
Italy
Revenues generated by geographic location of customers' headquarter
Net revenues	81,007	79,041	14,465
Colombia
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	57,822	61,847
Argentina
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	49,150	63,526
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	114,433	383,344	$ 270,877
Others
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	$ 38,635	$ 44,232